Financial instruments - Fair value and risk management - Summary of derivative financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 109.8	€ 352.8	€ 346.7
Derivative financial liabilities	(227.2)	(182.1)	(397.8)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(227.2)	(182.1)	(397.8)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	109.8	325.9	346.7
Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		26.9
Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	94.4	349.5	292.1
Derivative financial liabilities	(224.7)	(178.0)	(386.6)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(224.7)	(178.0)	(386.6)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	94.4	322.6	292.1
Less than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		26.9
More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	15.4	3.3	54.6
Derivative financial liabilities	(2.5)	(4.1)	(11.2)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(2.5)	(4.1)	(11.2)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	15.4	3.3	54.6
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	90.2	147.2	279.4
Derivative financial liabilities	(2.7)	(3.3)	(48.0)
Net derivative financial assets (liabilities)	87.5	143.9	231.4
Foreign currency risk | Cash Flow Hedges | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	373.8	518.1	2,305.5
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,066.7	4,125.4	4,771.0
Foreign currency risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	84.4	144.0	226.2
Derivative financial liabilities	(0.2)		(44.9)
Net derivative financial assets (liabilities)	84.2	144.0	181.3
Foreign currency risk | Cash Flow Hedges | Less than one year | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	373.8	494.0	1,893.6
Foreign currency risk | Cash Flow Hedges | Less than one year | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,925.5	3,701.7	3,979.4
Foreign currency risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	5.8	3.2	53.2
Derivative financial liabilities	(2.5)	(3.3)	(3.1)
Net derivative financial assets (liabilities)	3.3	(0.1)	50.1
Foreign currency risk | Cash Flow Hedges | More than one year | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount		24.1	411.9
Foreign currency risk | Cash Flow Hedges | More than one year | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,141.2	423.7	791.6
Interest rate risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			3.6
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount			32.0
Interest rate risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			2.2
Interest rate risk | Cash Flow Hedges | Less than one year | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount			16.4
Interest rate risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			1.4
Interest rate risk | Cash Flow Hedges | More than one year | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount			15.6
Commodity price risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	19.6	205.6	63.7
Derivative financial liabilities	(224.5)	(178.8)	(349.8)
Net derivative financial assets (liabilities)	(204.9)	26.8	(286.1)
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,900.9	3,716.0	3,815.0
Commodity price risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	10.0	205.5	63.7
Derivative financial liabilities	(224.5)	(178.0)	(341.7)
Net derivative financial assets (liabilities)	(214.5)	27.5	(278.0)
Commodity price risk | Cash Flow Hedges | Less than one year | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,424.5	3,713.8	3,504.5
Commodity price risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	9.6	0.1
Derivative financial liabilities		(0.8)	(8.1)
Net derivative financial assets (liabilities)	9.6	(0.7)	(8.1)
Commodity price risk | Cash Flow Hedges | More than one year | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 476.4	€ 2.2	€ 310.5